Analysis of changes in financing during the year - Share capital and share premium (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of the year	£ 16,000	£ 15,167
Net cash flows from financing activities	(1,129)	1,055	£ 151
Balance at end of the year	16,367	16,000	15,167
Bank
Balance at beginning of the year	15,297	11,282
Net cash flows from financing activities	(184)	1,063	158
Balance at end of the year	15,355	15,297	11,282
Share capital and share premium
Balance at beginning of the year	3,903	3,903	3,903
Balance at end of the year	3,903	3,903	3,903
Share capital and share premium | Bank
Balance at beginning of the year	3,903	3,903	3,903
Balance at end of the year	£ 3,903	£ 3,903	£ 3,903